LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT - Summary of Calculations of Basic and Diluted Loss per Share (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Basic earnings per share [abstract]
Loss attributable to ordinary equity holders of the parent, used in the basic and diluted earnings per share calculation	$ (203,310)	$ (373,436)
Weighted average number of ordinary shares in issue during the period used in the basic and diluted earnings per share calculation (in shares)	365,268,372	348,293,363